Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
Note 21:	Quarterly Financial Data (Unaudited)

The following tables summarize the Company’s quarterly results of operations for the years ended December 31, 2013 and 2012.

	Three Months Ended
2013:	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share data)

Total interest income	$4,319	$4,222	$4,233	$4,251
Total interest expense	830	795	750	658

Net interest income	3,489	3,427	3,483	3,593

Provision for loan losses	319	340	354	228
Other income	740	795	1,791	886
General, administrative and other expense	3,408	3,332	3,834	3,421

Income before income taxes	502	550	1,086	830
Federal income taxes	37	81	7	231

Net income	$465	$469	$1,079	$599

Earnings per share
Basic	$0.09	$0.10	$0.22	$0.12

Diluted	$0.09	$0.10	$0.22	$0.12

	Three Months Ended
2012:	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share data)

Total interest income	$4,691	$4,630	$4,548	$4,593
Total interest expense	1,032	994	952	883

Net interest income	3,659	3,636	3,596	3,710

Provision for loan losses	333	168	268	359
Other income	732	691	723	797
Gain on sale of securities - net	––	––	––	––
General, administrative and other expense	3,226	3,194	3,482	3,570

Income before income taxes	832	965	569	578
Federal income taxes	71	234	118	123

Net income	$761	$731	$451	$455

Earnings per share
Basic	$0.15	$0.15	$0.09	$0.10

Diluted	$0.15	$0.15	$0.09	$0.09